United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: September 30, 2007

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       November 6, 2007
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____84_______

Form 13F Information Table Value Total: $_139,825_______
                                          (thousands)

COLUMN 1COLUMN 2COLUMN 3COLUMN 4
VALUE
NAME OF ISSUERTITLE OF CLASSCUSIP     (X$1000)
3M CompanyCOMMON STOCK88579Y1011,528
Abbott LabsCOMMON STOCK0028241001,246
Air Products & ChemicalsCOMMON STOCK0091581061,330
AllstateCOMMON STOCK0200021011,275
Altria GroupCOMMON STOCK02209S1031,789
American International GroupCOMMON STOCK0268741071,637
AT&TCOMMON STOCK00206R1021,862
Automatic Data ProcessingCOMMON STOCK053015103943
Bank of AmericaCOMMON STOCK0605051041,849
Berkshire HathawayCOMMON STOCK0846701081,422
Berkshire Hathaway BCOMMON STOCK084670207213
Biotechnology Index FundCOMMON STOCK4642875561,353
BoeingCOMMON STOCK0970231051,345
BP PLC ADRCOMMON STOCK055622104510
Bristol Myers SquibbCOMMON STOCK110122108350
CaterpillarCOMMON STOCK149123101565
Chevron TexacoCOMMON STOCK1667641004,029
CitigroupCOMMON STOCK1729671012,687
Coca ColaCOMMON STOCK1912161001,245
Colgate-Palmolive CoCOMMON STOCK194162103895
Comcast Cl ACOMMON STOCK20030N101230
ConocoPhilipsCOMMON STOCK20825C1043,889
Devon Energy COMMON STOCK25179M1031,146
Disney, WaltCOMMON STOCK2546871061,375
Duke EnergyCOMMON STOCK26441C105495
DuPontCOMMON STOCK2635341091,166
Eli LillyCOMMON STOCK5324571082,243
EMCCOMMON STOCK268648102226
Emerson ElectricCOMMON STOCK2910111042,022
EntergyCOMMON STOCK29364G103350
ExelonCOMMON STOCK30161N1012,216
Exxon MobilCOMMON STOCK30231G1024,544
Fortune BrandsCOMMON STOCK349631101952
General DynamicsCOMMON STOCK369550108356
General ElectricCOMMON STOCK3696041034,249
General MillsCOMMON STOCK370334104516
HalliburtonCOMMON STOCK406216101804
Hartford Financial ServicesCOMMON STOCK416515104858
HoneywellCOMMON STOCK4385161061,951
Illinois Tool WorksCOMMON STOCK452308109690
International Business MachineCOMMON STOCK4592001012,309
iShares Goldman Sachs SemicondCOMMON STOCK464287523388
iShares MSCI EAFE Index fundETFS4642874654,547
iShares MSCI Emerging Markets ETFS464287234729
iShares MSCI Japan Index FundETFS464286848894
iShares S&P 400 Midcap IndexETFS464287507441
iShares S&P 500 IndexETFS4642872001,507
iShares Trust Dow Jones US TecCOMMON STOCK4642877211,426
Johnson & JohnsonCOMMON STOCK4781601043,405
JP Morgan ChaseCOMMON STOCK46625H1002,727
Kimberly-ClarkCOMMON STOCK494368103931
Kraft FoodsCOMMON STOCK50075N104309
Marathon OilCOMMON STOCK5658491062,517
Merrill Lynch COMMON STOCK590188108527
Microsoft COMMON STOCK5949181041,574
Morgan StanleyCOMMON STOCK6174464481,033
NikeCOMMON STOCK654106103438
NokiaCOMMON STOCK654902204289
Occidental Petroleum COMMON STOCK674599105996
Pepco HoldingsCOMMON STOCK713291102250
PepsicoCOMMON STOCK7134481082,094
PfizerCOMMON STOCK717081103673
Procter & GambleCOMMON STOCK7427181092,460
RaytheonCOMMON STOCK7551115071,285
S&P 400 Midcap Index TrustETFS5956351031,232
S&P Technology Sector SPDRCOMMON STOCK81369Y8031,208
Sandy Spring BancorpCOMMON STOCK800363103367
SchlumbergerCOMMON STOCK8068571081,995
Seagate TechnologyCOMMON STOCKG7945J104546
Spectra EnergyCOMMON STOCK847560109278
St. Jude MedicalCOMMON STOCK790849103722
Sun American BancorpCOMMON STOCK86664A913631
SunTrust BanksCOMMON STOCK86791410325,178
Tate & Lyle PFC ADRCOMMON STOCK876570607279
Texas InstrumentsCOMMON STOCK8825081041,198
Time Warner COMMON STOCK887317105501
United Parcel ServiceCOMMON STOCK911312106597
United TechnologiesCOMMON STOCK9130171093,594
Unitedhealth Group COMMON STOCK91324P1023,876
Valero EnergyCOMMON STOCK91913Y100535
VerizonCOMMON STOCK92343V1042,199
Wal Mart StoresCOMMON STOCK931142103421
Wells FargoCOMMON STOCK949746101705
WyethCOMMON STOCK9830241001,663


COLUMN 1COLUMN 5COLUMN 6COLUMN 7
INVESTMENTOTHER
NAME OF ISSUER SHARES DISCRETIONMANAGERS
3M Company16,330SOLENONE
Abbott Labs23,240SOLENONE
Air Products & Chemicals13,600SOLENONE
Allstate22,290SOLENONE
Altria Group25,735SOLENONE
American International Group24,197SOLENONE
AT&T44,005SOLENONE
Automatic Data Processing20,523SOLENONE
Bank of America36,773SOLENONE
Berkshire Hathaway12SOLENONE
Berkshire Hathaway B54SOLENONE
Biotechnology Index Fund16,300SOLENONE
Boeing12,814SOLENONE
BP PLC ADR7,350SOLENONE
Bristol Myers Squibb12,154SOLENONE
Caterpillar7,200SOLENONE
Chevron Texaco43,058SOLENONE
Citigroup57,583SOLENONE
Coca Cola21,665SOLENONE
Colgate-Palmolive Co12,550SOLENONE
Comcast Cl A9,529SOLENONE
ConocoPhilips44,306SOLENONE
Devon Energy 13,770SOLENONE
Disney, Walt39,990SOLENONE
Duke Energy26,503SOLENONE
DuPont23,527SOLENONE
Eli Lilly39,395SOLENONE
EMC10,880SOLENONE
Emerson Electric38,000SOLENONE
Entergy3,231SOLENONE
Exelon29,410SOLENONE
Exxon Mobil49,096SOLENONE
Fortune Brands11,688SOLENONE
General Dynamics4,212SOLENONE
General Electric102,624SOLENONE
General Mills8,900SOLENONE
Halliburton20,932SOLENONE
Hartford Financial Services9,270SOLENONE
Honeywell32,800SOLENONE
Illinois Tool Works11,576SOLENONE
International Business Machine19,599SOLENONE iShares Goldman Sachs Semicond5,750SOLENONE iShares MSCI EAFE Index fund55,070SOLENONE iShares MSCI Emerging Markets 4,880SOLENONE iShares MSCI Japan Index Fund62,540SOLENONE iShares S&P 400 Midcap Index5,000SOLENONE iShares S&P 500 Index9,850SOLENONE iShares Trust Dow Jones US Tec22,700SOLENONE
Johnson & Johnson51,825SOLENONE
JP Morgan Chase59,526SOLENONE
Kimberly-Clark13,250SOLENONE
Kraft Foods8,950SOLENONE
Marathon Oil44,150SOLENONE
Merrill Lynch 7,395SOLENONE
Microsoft 53,418SOLENONE
Morgan Stanley16,410SOLENONE
Nike7,460SOLENONE
Nokia7,610SOLENONE
Occidental Petroleum 15,550SOLENONE
Pepco Holdings9,222SOLENONE
Pepsico28,582SOLENONE
Pfizer27,538SOLENONE
Procter & Gamble34,975SOLENONE
Raytheon20,140SOLENONE
S&P 400 Midcap Index Trust7,650SOLENONE
S&P Technology Sector SPDR44,780SOLENONE
Sandy Spring Bancorp12,181SOLENONE
Schlumberger19,000SOLENONE
Seagate Technology21,330SOLENONE
Spectra Energy11,363SOLENONE
St. Jude Medical16,390SOLENONE
Sun American Bancorp100,000SOLENONE
SunTrust Banks332,729SOLENONE
Tate & Lyle PFC ADR8,400SOLENONE
Texas Instruments32,740SOLENONE
Time Warner 27,276SOLENONE
United Parcel Service7,955SOLENONE
United Technologies44,660SOLENONE
Unitedhealth Group 80,034SOLENONE
Valero Energy7,960SOLENONE
Verizon49,662SOLENONE
Wal Mart Stores9,650SOLENONE
Wells Fargo19,780SOLENONE
Wyeth37,320SOLENONE



COLUMN 1    COLUMN 8
 VOTING AUTHORITY
NAME OF ISSUER SOLE     SHARED NONE
3M Company15,980350
Abbott Labs22,540700
Air Products & Chemicals13,600
Allstate21,840450
Altria Group25,585150
American International Group23,247950
AT&T42,8051,200
Automatic Data Processing19,923600
Bank of America36,273500
Berkshire Hathaway12
Berkshire Hathaway B54
Biotechnology Index Fund15,850450
Boeing12,614200
BP PLC ADR7,150200
Bristol Myers Squibb12,154
Caterpillar7,200
Chevron Texaco40,9492,109
Citigroup56,0831,500
Coca Cola21,165500
Colgate-Palmolive Co12,250300
Comcast Cl A9,079450
ConocoPhilips43,856450
Devon Energy 13,470300
Disney, Walt39,290700
Duke Energy23,9792,524
DuPont23,170357
Eli Lilly38,795600
EMC10,880
Emerson Electric36,4001,600
Entergy3,231
Exelon28,610800
Exxon Mobil45,7963,300
Fortune Brands11,688
General Dynamics4,212
General Electric87,92414,700
General Mills8,600300
Halliburton20,932
Hartford Financial Services9,020250
Honeywell32,200600
Illinois Tool Works11,576
International Business Machine18,5491,050
iShares Goldman Sachs Semicond5,350400
iShares MSCI EAFE Index fund53,6701,400
iShares MSCI Emerging Markets 4,880
iShares MSCI Japan Index Fund60,6401,900
iShares S&P 400 Midcap Index5,000
iShares S&P 500 Index9,850
iShares Trust Dow Jones US Tec22,100600
Johnson & Johnson50,5251,300
JP Morgan Chase58,726800
Kimberly-Clark13,050200
Kraft Foods8,847103
Marathon Oil43,1501,000
Merrill Lynch 7,395
Microsoft 52,3181,100
Morgan Stanley15,510900
Nike7,460
Nokia7,610
Occidental Petroleum 15,350200
Pepco Holdings9,222
Pepsico28,582
Pfizer26,1381,400
Procter & Gamble33,9751,000
Raytheon19,640500
S&P 400 Midcap Index Trust7,150500
S&P Technology Sector SPDR43,2801,500
Sandy Spring Bancorp12,181
Schlumberger18,500500
Seagate Technology21,330
Spectra Energy10,601762
St. Jude Medical16,290100
Sun American Bancorp100,000
SunTrust Banks332,729
Tate & Lyle PFC ADR8,400
Texas Instruments32,340400
Time Warner 27,276
United Parcel Service7,955
United Technologies42,8601,800
Unitedhealth Group 79,184850
Valero Energy7,660300
Verizon48,2141,448
Wal Mart Stores9,350300
Wells Fargo18,7801,000
Wyeth36,370950